Cover	12 Months Ended
Jan. 31, 2024
Document Information [Line Items]
Document Type	PRE 14C
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	PLANET LABS PBC
Entity Central Index Key	0001836833